Shareholder Fees - FidelitySeriesFloatingRateHighIncomeFund-PRO	Nov. 29, 2024 USD ($)
FidelitySeriesFloatingRateHighIncomeFund-PRO | Fidelity Series Floating Rate High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none